Prepayments, Other Receivables and Other Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments And Other Assets Text Block Abstract
Provisions	¥ 20
Movements in allowance	¥ 1,000